Non-financial Assets and Liabilities - Summary of Provisions (Parenthetical) (Details) - Plaintiffs	9 Months Ended
Mar. 31, 2022 USD ($)
Disclosure Of Other Provisions [Line Items]
Provision for litigation settlements	$ 2,000,000.0
Admission of liability	$ 0